Employee Compensation (Tables)	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Summary of Ranges of Values used for each Option Pricing Assumption
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the three months ended	January 31, 2023	January 31, 2022
Expected dividend yield	4.5% - 4.6%	4.2%
Expected share price volatility	20.9%	16.8%
Risk-free rate of return	3.2%	1.8% - 1.9%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	122.31	135.58

Summary of Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	January 31, 2023	January 31, 2022	January 31, 2023	January 31, 2022
Current service cost	41	59	1	2
Net interest (income) expense on net defined benefit (asset) liability	(17)	(7)	11	9
Past service cost (income)	(1)	-	-	-
Gain on settlement	-	(1)	-	-
Administrative expenses	2	1	-	-
Remeasurement of other long-term benefits	-	-	-	-
Benefits expense	25	52	12	11
Government pension plans expense (1)	76	65	-	-
Defined contribution expense	81	65	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	182	182	12	11

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.